UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Barnes Bonner Castles
Address:  8955 Katy Freeway, Suite 200
          Houston, TX 77024

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Schloegel
Title:    Chief Compliance Officer
Phone:    713-439-0665

Signature, Place, and Date of Signing:

      /s/ John Schloegel              Houston, TX               May 15, 2012
      ------------------              -----------               ------------
         [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           27
                                         -----------

Form 13F Information Table Value Total:  $   104,336
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                   COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- ------------ --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                          TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
            NAME OF ISSUER                 CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
ISHARES BARCLAYS INT CREDIT BOND FUND   ETF          464288638      14,266     131,597          Yes        No                   x
ISHARES BARCLAYS 1-3 YEAR CREDIT BD FD  ETF          464288646       9,327      88,795          Yes        No                   x
ISHARES IBOXX & INVTOP INVES FD         ETF          464287242       6,420      56,773          Yes        No                   x
PENN WEST ENERGY TRUST                  Common Stock 707885109       5,616     279,798          Yes        No                   x
VERIZON COMMUNICATIONS COM              Common Stock 92343V104       4,876     149,603          Yes        No                   x
GLAXO SMITHKLINE PLC ADR                Common Stock 92343V104       4,630     117,164          Yes        No                   x
VODAFONE GROUP PLC ADR                  Common Stock 92857W209       4,586     184,825          Yes        No                   x
BRISTOL-MYERS SQUIBB CM                 Common Stock 110122108       4,334     159,856          Yes        No                   x
PFIZER INC COM                          Common Stock 717081103       4,327     252,005          Yes        No                   x
WINDSTREAM CORPORATION COM              Common Stock 97381W104       3,969     323,048          Yes        No                   x
ENERPLUS RESOURCES FUND                 Common Stock 29274D604       3,768     146,320          Yes        No                   x
HEALTH CARE REIT INC COM                Common Stock 42217K106       3,651      77,125          Yes        No                   x
KRAFT FOODS INC CL A                    Common Stock 50075N104       3,630     117,623          Yes        No                   x
MCDONALDS CORP COM                      Common Stock 580135101       3,528      47,345          Yes        No                   x
SAN JUAN BASIN ROYALTIES COM            Common Stock 798241105       3,367     136,245          Yes        No                   x
BERKSHIRE HATHAWAY INC DEL CL B         Common Stock 084670702       3,339      40,390          Yes        No                   x
NYSE EURONEXT COM                       Common Stock 629491101       3,203     112,100          Yes        No                   x
PEPSICO INC COM                         Common Stock 713448108       2,938      44,227          Yes        No                   x
CONOCOPHILLIPS CORP COM                 Common Stock 20825C104       2,625      45,713          Yes        No                   x
PIONEER SOUTHWEST ENERGY PAR COM        Common Stock 72388B106       2,096      76,288          Yes        No                   x
AGL RESOURCES INC COM                   Common Stock 001204106       1,809      47,163          Yes        No                   x
EXXON MOBIL CORPORATION COM             Common Stock 30231G102       1,769      28,637          Yes        No                   x
XCEL ENERGY INC COM                     Common Stock 98389B100       1,642      71,488          Yes        No                   x
CAMDEN PPTY TR SH BEN INT               Common Stock 133131102       1,402      29,217          Yes        No                   x
LINN ENERGY LLC UNITS                   Common Stock 536020100       1,122      35,100          Yes        No                   x
INTEL CORP COM                          Common Stock 458140100       1,062      55,337          Yes        No                   x
GENERAL ELECTRIC CO COM                 Common Stock 369604103       1,034      63,608          Yes        No                   x